Goodwill - Schedule of Goodwill by Reportable Segment (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Trucking Services [Member]
Schedule of Goodwill by Reportable Segment [Line Items]
Balance as at December 31, 2023	$ 13,715,130
Impairment
Arising from acquisition
Effects of exchange rate changes
Balance as at December 31, 2024	13,715,130
Car owner services [Member]
Schedule of Goodwill by Reportable Segment [Line Items]
Balance as at December 31, 2023	5,364,709
Impairment
Arising from acquisition
Effects of exchange rate changes
Balance as at December 31, 2024	5,364,709
Liquor Distribution [Member]
Schedule of Goodwill by Reportable Segment [Line Items]
Balance as at December 31, 2023	22,029,753
Impairment
Arising from acquisition
Effects of exchange rate changes
Balance as at December 31, 2024	$ 22,029,753